Other Income (Tables)	12 Months Ended
Dec. 31, 2014
Other Income
Schedule of components of other income

	Year ended December 31,
	2012	2013	2014
	$	$	$
Government grants	1,415,420	6,292,006	19,817,266
Claims for goods insurance	583,958	1,698,484	4,528,165
Others	563,943	717,997	776,592

Total other income	2,563,321	8,708,487	25,122,023